Significant Accounting Policies (Details) - Schedule of assets and liabilities that are measured at fair value on a recurring basis - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Level 3 [Member] | Private Warrants [Member]
Significant Accounting Policies (Details) - Schedule of assets and liabilities that are measured at fair value on a recurring basis [Line Items]
Warrant liabilities – Private Warrants	$ 522,579	$ 533,319